Cover	Jun. 13, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 13, 2023
Entity File Number	001-41545
Entity Registrant Name	MASTERBRAND, INC.
Entity Central Index Key	0001941365
Entity Tax Identification Number	88-3479920
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One MasterBrand
Entity Address, Address Line Two	Cabinets Drive
Entity Address, City or Town	Jasper
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47546
City Area Code	812
Local Phone Number	482-2527
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	MBC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false